ALLIANCE TECHNOLOGY FUND

SEMI-ANNUAL REPORT
MAY 31, 1997

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                                 ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

July 17, 1997

Dear Shareholder:

We are pleased to provide an update of the Alliance Technology Fund's performance and investment activity for the semi-annual reporting period ended May 31, 1997. As is shown in the table below, the Fund underperformed its benchmarks. A major reason was our investment commitment to networking stocks and our unwillingness to sell these securities when short-term issues arose.


INVESTMENT RESULTS*
                                    TOTAL RETURNS FOR THE PERIODS ENDED
                                                MAY 31, 1997
                                          6 MONTHS       12 MONTHS
                                         ----------     -----------
ALLIANCE TECHNOLOGY FUND
   Class A Shares                            0.99%           9.80%
   Class B Shares                            0.64            9.01
   Class C Shares                            0.64            9.01

PACIFIC STOCK EXCHANGE HIGH TECH INDEX      13.00           25.44

S&P 500 STOCK INDEX                         13.18           29.44


*  TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES.


According to the Soundview Technology Index, networking stocks declined 37% in the first calendar quarter as sentiment turned against these stocks, in spite of their positive long-term outlook. We have stayed the course, however, and have been rewarded by a significant recovery in the weeks since May 31.

For the three months ended June 30, 1997, the Fund's Class A shares achieved a total return of 18.74%, exceeding those of the Pacific Stock Exchange High Technology Index and the S&P 500 Stock Index (15.9% and 17.5%, respectively.) The Fund's positive relative performance has continued as of this writing as the technology sector, driven by strong relative June earnings reports, has outperformed the broader market averages in July.

Indeed, on a long-term basis, the Fund continues to outperform its benchmarks. For the 5- and 10-year periods ended May 31, the average annual returns for the Fund's Class A shares were 27.89% and 14.45%. This compares favorably with returns for the Pacific Stock Exchange High Technology Index (26.66% and 13.52%) and the S&P 500 (18.37% and 14.70%) for the same time periods. We remain optimistic about our opportunities as we focus on stock selection based on company fundamentals and our consistent investment strategy.

INVESTMENT STRATEGY
The repeated pattern in investor sentiment about technology stocks, from euphoria to despair and back to euphoria again, offers us two choices: try to anticipate those swings by raising (and then spending) lots of cash or leave that psychological roller coaster to others and focus instead on enduring investment themes and the companies best positioned to exploit them.

We have opted for the latter approach for several reasons. First, anticipating shifts in psychology is even more difficult than predicting changes in business fundamentals. Second, sentiment changes can sometimes last a very short time and can disorient the investor who pays them too much attention. Finally, we remain convinced that the secular outlook for technology is as attractive as any industry, and that our efforts are best spent finding the best companies with an attractive long-term outlook.

PORTFOLIO OUTLOOK
Convergence may be an overused term in technology but we are returning to it once more because it provides an excellent overview of today's favorable technology fundamentals. It describes several positive developments: 1) the emergence of Microsoft's NT operating system as a platform for most new client/server applications; 2) growth in the power of the Pentium microprocessor to a point where this architecture can now process many power-hungry, enterprise-type tasks in combination with NT; 3) a significant decline in the price of computer memory, or DRAM's 4) steady improvement in the speed or bandwidth of most corporate networks; 5) a new breed of distributed software applications which are improving the financial returns of many technology savvy corporations; and 6) the spreading use of technology in most worldwide markets because of improved ease of use, the greater affordability of these products and the phenomenon of the Internet.


1



                                                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

As information technology has become more powerful and more accessible, it is changing the way companies manage their affairs. A recent survey of Fortune 1000 chief executive officers, for example, found that 83% now view information technology expenditures as strategic, while the small remainder view this item as a cost which needs to be controlled. (The Fortune 1000 are the 1,000 leading companies in America as determined by Fortune magazine.)

The following list is a list of technologies and products which have arrived or are imminent. It illustrates how the forces of change and improvement should create an abundance of investment opportunities for your Fund for many years. Some of these changes include: video conferencing, digital video discs, high-definition television (HDTV), asynchronous transfer mode switching (ATM), gigabit ethernet, 56k modems, cable modems, e-mail, electronic commerce, groupware, digital cellular, fiber optics, virtual reality, voice and handwriting recognition, the Internet and intranets, web appliances, intelligent agents, smart phones, 256 MB DRAMs, global positioning systems, visual computing, 400 MHZ microprocessors and digital cameras. It's an exciting environment.

As always, we appreciate your involvement in these promising developments through the Alliance Technology Fund and thank you for your continued support.

Sincerely,


John D. Carifa
Chairman


Peter Anastos
Senior Vice President


Gerald T. Malone
Vice President



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

Alliance Technology Fund is a diversified investment company that emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substanially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     9.80%          5.12%
 . Five Years                  27.89%         26.78%
 . Ten Years                   14.45%         13.96%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     9.01%          5.01%
 . Since Inception*            28.92%         28.92%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     9.01%          8.01%
 . Since Inception*            28.92%         28.92%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  The inception date for Class B and C shares was 5/3/93.


3



TEN LARGEST HOLDINGS
MAY 31, 1997 (UNAUDITED)                               ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

COMPANY                                      VALUE        PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Dell Computer Corp.                     $ 96,435,000                 5.6%
COMPAQ Computer Corp.                     83,352,500                 4.8
Cisco Systems, Inc.                       82,485,625                 4.8
Altera Corp.                              63,706,000                 3.7
Intel Corp.                               60,600,000                 3.5
Oracle Systems, Inc.                      55,950,000                 3.3
Applied Materials, Inc.                   49,426,875                 2.9
Tellabs, Inc.                             43,416,000                 2.5
Microsoft Corp.                           42,482,400                 2.5
Sanmina Holdings Corp.                    42,329,138                 2.5
                                        $620,183,538                36.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                          SHARES
                                        ---------------------------------------
PURCHASES                                     BOUGHT       HOLDINGS 5/31/97
-------------------------------------------------------------------------------
Applied Materials, Inc.                      356,100             757,500
Bay Networks, Inc.                         1,495,800           1,495,800
CFM Technologies, Inc.                       441,900             441,900
Cisco Systems, Inc.                          291,500           1,217,500
Computer Sciences Corp.                      214,500             372,000
Ingram Micro, Inc. Cl.A                      705,400             853,000
Motorola, Inc.                               400,000             400,000
Tellabs, Inc.                                864,000             864,000
Texas Instruments, Inc.                      274,700             274,700
VLSI Technology, Inc.                        947,600             947,600


SALES                                           SOLD        HOLDINGS 5/31/97
-------------------------------------------------------------------------------
3Com Corp.                                   501,500             348,500
CUC International, Inc.                      419,908                  -0-
DSP Communications, Inc.                     337,900                  -0-
Electronic Data Systems Corp.                673,600                  -0-
General Instrument Corp.                     400,000                  -0-
Glenayre Technologies, Inc.                  965,000                  -0-
Informix Corp.                               995,800                  -0-
Micron Technology, Inc.                      245,400                  -0-
Seagate Technology, Inc.                     253,200             578,000
Western Digital Corp.                        304,400                  -0-


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)                               ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-83.8%
TECHNOLOGY-81.9%
COMMUNICATIONS EQUIPMENT-8.7%
Ericsson (L.M.) Telephone Co. Cl.B (ADR) (a)    880,000     $ 31,350,000
Motorola, Inc.                                  400,000       26,550,000
Nokia Corp. (ADR) (b)                           358,000       23,628,000
PairGain Technologies, Inc. (c)                 616,600       12,871,525
Scientific-Atlanta, Inc.                        655,000       11,871,875
Tellabs, Inc. (c)                               864,000       43,416,000
                                                             ------------
                                                             149,687,400

COMPUTER HARDWARE-11.2%
COMPAQ Computer Corp. (c)                       770,000       83,352,500
Dell Computer Corp. (c)                         857,200       96,435,000
Sun Microsystems, Inc. (c)                      390,000       12,577,500
                                                             ------------
                                                             192,365,000

COMPUTER PERIPHERALS-1.6%
Seagate Technology, Inc. (c)                    578,000       23,481,250
Stormedia, Inc. (c)                             303,550        3,604,656
                                                             ------------
                                                              27,085,906

COMPUTER SERVICES-6.7%
Computer Sciences Corp. (c)                     372,000       28,783,500
DST Systems, Inc. (c)                           418,000       12,853,500
First Data Corp.                                810,000       32,400,000
Gartner Group Inc. (c)                          756,600       22,035,975
PMT Services, Inc. (c)                          443,700        7,099,200
Renaissance Solutions, Inc. (c)                 322,000       11,914,000
                                                             ------------
                                                             115,086,175

COMPUTER SOFTWARE-10.6%
HBO & Co.                                       461,300       29,580,862
I2 Technologies, Inc. (c)                       139,400        5,959,350
IONA Technologies Plc (ADR) (c)                 173,800        2,998,050
Microsoft Corp. (c)                             342,600       42,482,400
Netscape Communications Corp. (c)               670,000       19,806,875
Object Design, Inc. (c)                         435,000        3,208,125
Oracle Systems Corp. (c)                      1,200,000       55,950,000
Pegasystems, Inc. (c)                           237,500        6,739,063
Rational Software Corp. (c)                     656,600       12,393,325
Spectrum Holobyte, Inc. (c)                     400,000        2,550,000
                                                             ------------
                                                             181,668,050

NETWORK SOFTWARE-15.3%
3Com Corp. (c)                                  348,500       16,902,250
Ascend Communications, Inc. (c)                 511,300       28,504,975
Bay Networks, Inc. (c)                        1,495,800       36,647,100
Cabletron Systems, Inc. (c)                     643,400       28,309,600
Cascade Communications Corp. (c)                742,800       28,412,100
Cisco Systems, Inc. (c)                       1,217,500       82,485,625
Fore Systems (c)                                998,200       16,532,687
Newbridge Networks Corp. (c)                    640,000       25,680,000
                                                             ------------
                                                             263,474,337

SEMI-CONDUCTOR COMPONENTS-15.3%
Altera Corp. (c)                              1,202,000       63,706,000
Atmel Corp. (c)                                 821,000       23,603,750
Intel Corp.                                     400,000       60,600,000
LSI Logic Corp. (c)                             507,500       21,188,125
Microchip Technology, Inc. (c)                  688,655       24,447,253
National Semiconductor Corp. (c)                752,200       21,155,625
Texas Instruments, Inc.                         274,700       24,688,662
VLSI Technology, Inc. (c)                       947,600       23,038,525
                                                             ------------
                                                             262,427,940


5



PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR EQUIPMENT-6.9%
Applied Materials, Inc. (c)                     757,500   $   49,426,875
CFM Technologies, Inc. (c)                      441,900       13,422,713
Lam Research Corp. (c)                          258,000        9,384,750
Silicon Valley Group, Inc. (c)                  814,750       19,503,078
Teradyne, Inc. (c)                              678,000       27,798,000
                                                          ---------------
                                                             119,535,416

MISCELLANEOUS-5.6%
Ingram Micro, Inc. Cl.A (c)                     853,000       20,365,375
Sanmina Holdings Corp. (c)                      730,600       42,329,138
Solectron Corp. (c)                             549,700       34,356,250
                                                          ---------------
                                                              97,050,763
                                                             ------------
                                                           1,408,380,987

UTILITIES-1.2%
TELEPHONE UTILITY-1.2%
WorldCom, Inc. (c)                              670,450       19,862,081

CONSUMER SERVICES-0.7%
MISCELLANEOUS-0.7%
Equifax, Inc.                                   400,000       12,500,000
Total Common Stocks (cost $962,711,271)                    1,440,743,068


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
PRIVATE PLACEMENT-0.0%
Interactive Light Holdings,
  Inc. 8.00%, 2/07/99 (d)
  (cost $500,000)                               $   500   $      500,000

SHORT-TERM INVESTMENTS-17.8%
American Express Co.
  5.45%, 6/02/97                                 22,300       22,296,624
  5.52%, 6/02/97                                 41,600       41,593,621
Ford Motor Credit Corp.
  5.48%, 6/04/97                                 50,000       49,977,167
General Electric Capital Corp.
  5.40%, 6/03/97                                 44,475       44,461,658
Merrill Lynch & Co., Inc.
  5.50%, 6/10/97                                 69,100       69,004,987
Prudential Funding
  5.45%, 6/06/97                                 50,000       49,962,153
  5.54%, 6/05/97                                 28,550       28,532,426
Total Short-Term Investments
  (amortized cost $305,828,636)                              305,828,636

TOTAL INVESTMENTS-101.6%
  (cost $1,269,039,907)                                    1,747,071,704
Other assets less liabilities-(1.6%)                         (28,211,290)

NET ASSETS-100%                                           $1,718,860,414


(a)  Country of origin--Sweden.
(b)  Country of origin--Finland.
(c)  Non-income producing security.
(d)  Illiquid security, valued at fair value (see Note A).

     Glossary:
     ADR - American depository receipt

     See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)                               ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,269,039,907)     $1,747,071,704
  Cash                                                                   5,828
  Receivable for investment securities sold                         16,463,576
  Receivable for capital stock sold                                 15,366,592
  Dividends and interest receivable                                    198,270
  Prepaid expenses                                                      50,556
  Total assets                                                   1,779,156,526

LIABILITIES
  Payable for investment securities purchased                       53,927,457
  Advisory fee payable                                               4,287,251
  Payable for capital stock redeemed                                 1,345,229
  Distribution fee payable                                             293,027
  Accrued expenses and other liabilities                               443,148
  Total liabilities                                                 60,296,112

NET ASSETS                                                      $1,718,860,414

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      341,764
  Additional paid-in capital                                     1,283,932,206
  Accumulated net investment loss                                   (8,695,484)
  Accumulated net realized loss on investments                     (34,749,869)
  Net unrealized appreciation of investments                       478,031,797
                                                                $1,718,860,414

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($631,966,677/
    12,335,917 shares of capital stock issued and outstanding)          $51.23
  Sales charge--4.25% of public offering price                            2.27
  Maximum offering price                                                $53.50

  CLASS B SHARES
  Net asset value and offering price per share ($864,199,528/
    17,406,098 shares of capital stock issued and outstanding)          $49.65

  CLASS C SHARES
  Net asset value and offering price per share ($145,145,731/
    2,923,515 shares of capital stock issued and outstanding)           $49.65

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($77,548,478/1,510,832 shares of capital stock issued and
    outstanding)                                                        $51.33


See notes to financial statements.


7



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)              ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                            $5,359,798
  Dividends(net of foreign taxes withheld of $79,639)    767,631   $ 6,127,429

EXPENSES
  Advisory fee                                         7,815,364
  Distribution fee - Class A                             879,377
  Distribution fee - Class B                           3,591,048
  Distribution fee - Class C                             597,683
  Transfer agency                                      1,325,110
  Printing                                               150,165
  Custodian                                              106,230
  Registration                                            99,262
  Administrative                                          67,500
  Audit and legal                                         62,202
  Taxes                                                   55,530
  Directors' fees                                         40,000
  Miscellaneous                                           33,442
  Total expenses                                                    14,822,913
  Net investment loss                                               (8,695,484)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment transactions                     (35,146,025)
  Net change in unrealized appreciation of investments              75,969,611
  Net gain on investments                                           40,823,586

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $32,128,102


See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

                                              SIX MONTHS ENDED     YEAR ENDED
                                                 MAY 31, 1997     NOVEMBER 30,
                                                  (UNAUDITED)         1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                          $   (8,695,484)  $  (12,439,324)
  Net realized gain (loss) on investment
    transactions                                  (35,146,025)       9,777,700
  Net change in unrealized appreciation of
    investments                                    75,969,611      194,911,740
  Net increase in net assets from operations       32,128,102      192,250,116

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                        (4,879,328)     (20,562,397)
    Class B                                        (5,671,806)     (14,814,489)
    Class C                                          (916,491)      (2,297,287)
    Advisor Class                                      (4,489)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                    333,368,635      491,726,042
  Total increase                                  354,024,623      646,301,985

NET ASSETS
  Beginning of year                             1,364,835,791      718,533,806
  End of period                                $1,718,860,414   $1,364,835,791


See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)                               ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Technology Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plans accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the regular close of the New York Stock Exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their resale) are valued at their fair value as determined in good faith by the Board of Directors. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at a quarterly rate equal to .25 of 1% (approximately 1% on an annual basis) of the net assets of the Fund valued on the last business day of the previous quarter.

Pursuant to the advisory agreement, the Fund paid $67,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1997.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,001,624 for the six months ended May 31, 1997.


10



                                                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $195,833 from the sale of Class A shares and $3,823, $836,755 and $35,789 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1997.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1997 amounted to $539,130 of which $9,645 was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $27,353,803 and $1,304,888, for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments and U.S. government secutities) aggregated $491,508,095 and $349,627,180, respectively, for the six months ended May 31, 1997. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 1997.

At May 31, 1997, the cost of securities for federal income tax purposes was 1,273,072,102. Accordingly, gross unrealized appreciation of investments was $515,079,839 and gross unrealized depreciation of investments was $41,080,237 resulting in net unrealized appreciation of $473,999,602.

OPTION TRANSACTIONS
For investment and hedging purposes, the Fund purchases put and call options on stock and stock indices that are traded on U.S. securities exchanges and over-the-counter markets. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. For the six months ended May 31, 1997, the Fund did not engage in any options transactions.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 250,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A shares consist of 100,000,000 authorized shares, Class B, Class C and Advisor Class each consist of 50,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1997   NOVEMBER 30,  MAY 31, 1997    NOVEMBER 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            5,032,835     6,739,722   $ 244,947,103   $ 295,599,004
Shares issued in
  reinvestment of
  distributions           78,495       444,491       3,942,438      18,184,138
Shares converted
  from Class B            59,292        71,011       2,876,097       3,227,821
Shares redeemed       (4,463,730)   (4,165,299)   (214,813,687)   (185,541,160)
Net increase             706,892     3,089,925   $  36,951,951   $ 131,469,803

CLASS B
Shares sold            5,426,061     9,295,231   $ 253,881,926   $ 397,304,488
Shares issued in
  reinvestment of
  distributions           90,200       288,200       4,404,454      11,551,039
Shares converted
  to Class A             (61,164)      (72,846)     (2,876,097)     (3,227,821)
Shares redeemed       (1,331,540)   (2,284,157)    (62,403,530)    (98,298,021)
Net increase           4,123,557     7,226,428   $ 193,006,753   $ 307,329,685

CLASS C
Shares sold            1,538,186     2,488,614   $  71,549,986   $ 106,395,529
Shares issued in
  reinvestment of
  distributions           11,824        34,075         577,364       1,366,065
Shares redeemed         (806,759)   (1,285,491)    (37,783,678)    (55,371,330)
Net increase             743,251     1,237,198   $  34,343,672   $  52,390,264


                                  OCT. 2,1996(A)                 OCT. 2,1996(A)
                                        TO                              TO
                                   NOV. 30,1996                    NOV. 30,1996
                                   ------------                  --------------
ADVISOR CLASS
Shares sold            1,542,292        11,363   $  71,009,525   $     551,761
Shares issued in
  reinvestment of
  distributions               89            -0-          4,489              -0-
Shares redeemed          (42,606)         (306)     (1,947,755)        (15,471)
Net increase           1,499,775        11,057   $  69,066,259   $     536,290


(a)  Commencement of distribution.


12



FINANCIAL HIGHLIGHTS                                   ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            --------------------------------------------------------------------------------
                                               SIX MONTHS                             JANUARY 1,
                                                 ENDED      YEAR ENDED NOVEMBER 30,     1994 TO      YEAR ENDED DECEMBER 31,
                                             MAY 31, 1997  -------------------------  NOVEMBER 30,  ------------------------
                                             (UNAUDITED)       1996         1995        1994(A)        1993         1992
                                            -------------  ------------  -----------  ------------  -----------  -----------
Net asset value, beginning of period          $51.15         $46.64       $31.98       $26.12        $28.20       $26.38

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.20)(b)       (.39)(b)     (.30)(b)     (.32)         (.29)        (.22)(b)
Net realized and unrealized gain on
  investment transactions                        .70           7.28        18.13         6.18          6.39         4.31
Net increase in net asset value
  from operations                                .50           6.89        17.83         5.86          6.10         4.09

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.42)         (2.38)       (3.17)          -0-        (8.18)       (2.27)
Net asset value, end of period                $51.23         $51.15       $46.64       $31.98        $26.12       $28.20

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .99%         16.05%       61.93%       22.43%       21.63%       15.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $631,967       $594,861     $398,262     $202,929      $173,732     $173,566
Ratio of expenses to average net assets         1.64%(d)       1.74%        1.75%        1.66%(d)      1.73%        1.61%
Ratio of net investment loss to average
  net assets                                    (.81)%(d)      (.87)%       (.77)%      (1.22)%(d)    (1.32)%       (.90)%
Portfolio turnover rate                           28%            30%          55%          55%           64%          73%
Average commission rate (e)                   $.0576         $.0612           --           --            --           --


See footnote summary on page 16.


13



FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS B
                                            ----------------------------------------------------------------------
                                              SIX MONTHS                               JANUARY 1,       MAY 3,
                                                 ENDED      YEAR ENDED NOVEMBER 30,     1994 TO       1993(F) TO
                                             MAY 31, 1997  -------------------------   NOVEMBER 30,   DECEMBER 31,
                                             (UNAUDITED)       1996          1995        1994(A)         1993
                                            -------------  ------------  -----------  -------------  -------------
Net asset value, beginning of period          $49.76         $45.76        $31.61       $25.98         $27.44

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.35)(b)       (.70)(b)      (.60)(b)     (.23)          (.12)
Net realized and unrealized gain
  on investment transactions                     .66           7.08         17.92         5.86           6.84
Net increase in net asset value
  from operations                                .31           6.38         17.32         5.63           6.72

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.42)         (2.38)        (3.17)          -0-         (8.18)
Net asset value, end of period                $49.65         $49.76        $45.76       $31.61         $25.98

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .64%         15.20%        60.95%       21.67%         24.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $864,200       $660,921      $277,111      $18,397         $1,645
Ratio of expenses to average net assets         2.35%(d)       2.44%         2.48%        2.43%(d)       2.57%(d)
Ratio of net investment loss to average
  net assets                                   (1.50)%(d)     (1.61)%       (1.47)%      (1.95)%(d)     (2.30)%(d)
Portfolio turnover rate                           28%            30%           55%          55%            64%
Average commission rate (e)                   $.0576         $.0612            --           --             --


See footnote summary on page 16.


14



                                                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS C
                                            --------------------------------------------------------------------
                                              SIX MONTHS                               JANUARY 1,     MAY 3,
                                                 ENDED      YEAR ENDED NOVEMBER 30,     1994 TO     1993(F) TO
                                            MAY 31, 1997   -------------------------  NOVEMBER 30,  DECEMBER 31,
                                             (UNAUDITED)       1996         1995        1994(A)        1993
                                            -------------  -----------  ------------  ------------  ------------
Net asset value, beginning of period          $49.76         $45.77       $31.61       $25.98        $27.44

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.35)(b)       (.70)(b)     (.58)(b)     (.24)         (.13)
Net realized and unrealized gain on
  investment transactions                        .66           7.07        17.91         5.87          6.85
Net increase in net asset value from
  operations                                     .31           6.37        17.33         5.63          6.72

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.42)         (2.38)       (3.17)          -0-        (8.18)
Net asset value, end of period                $49.65         $49.76       $45.77       $31.61        $25.98

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .64%         15.17%       60.98%       21.67%        24.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $145,146       $108,488      $43,161       $7,470        $1,096
Ratio of expenses to average net assets         2.36%(d)       2.44%        2.48%        2.41%(d)      2.52%(d)
Ratio of net investment loss to average
  net assets                                   (1.50)%(d)     (1.60)%      (1.47)%      (1.94)%(d)    (2.25)%(d)
Portfolio turnover rate                           28%            30%          55%          55%           64%
Average commission rate (e)                   $.0576         $.0612           --           --            --


See footnote summary on page 16.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ADVISOR CLASS
                                                     --------------------------
                                                                     OCTOBER 2,
                                                      SIX MONTHS      1996 (F)
                                                         ENDED           TO
                                                     MAY 31, 1997  NOVEMBER 30,
                                                      (UNAUDITED)       1996
                                                     ------------  ------------
Net asset value, beginning of period                     $51.17        $47.32

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                    (.10)         (.05)
Net realized and unrealized gain on investment
  transactions                                              .68          3.90
Net increase in net asset value from operations             .58          3.85

LESS: DISTRIBUTIONS
Distributions from net realized gains                      (.42)           -0-
Net asset value, end of period                           $51.33        $51.17

TOTAL RETURN
Total investment return based on net asset value (c)       1.15%         8.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $77,548          $566
Ratio of expenses to average net assets (d)                1.55%         1.75%
Ratio of net investment loss to average net
  assets (d)                                               (.48)%       (1.21)%
Portfolio turnover rate                                      28%           30%
Average commission rate                                  $.0576        $.0612


(a)  The Fund changed its fiscal year end from December 31 to November 30.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(f)  Commencement of distribution.


16



                                                       ALLIANCE TECHNOLOGY FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ROBERT C. ALEXANDER (1)
DAVID H. DIEVLER (1)
DR. CHARLES H. FERGUSON (1)
WILLIAM H. FOULK, JR. (1)
D. JAMES GUZY (1)
PETER J. POWERS (1)
MARSHALL C. TURNER, JR. (1)

OFFICERS
PETER ANASTOS, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
THOMAS G. BARDONG, VICE PRESIDENT
GERALD T. MALONE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


17



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


18



ALLIANCE TECHNOLOGY FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

TECSR